SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of short-term investments [abstract]
Fair value through other comprehensive income		$ 12,832	$ 10,325
Bank deposits in USD	[1]	18,413	22,174
Total Short-Term Investments		$ 31,245	$ 32,499

[1]	The deposits bear interest of 2.5%-3.3% and 2.6%-3.5% per year, as of December 31, 2019 and 2018, respectively.